Acquisitions and Dispositions (Acquisition of SCANA) (Narrative) (Detail) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended
	Sep. 16, 2016	Jan. 31, 2019	Oct. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Business Acquisition And Dispositions [Line Items]
Stock issued during period for acquisition, value				$ 6,818
Regulatory Liabilities				11,411		$ 7,196
Regulatory liabilities-current				612		356	[1]
Net income				$ (680)	$ 503
Cove Point, DECG And Dominion Energy Questar Pipeline
Business Acquisition And Dispositions [Line Items]
Percentage Of Controlling Ownership				75.00%
Dominion Energy Gas Holdings, LLC | White River Hub
Business Acquisition And Dispositions [Line Items]
Minority Interest Ownership Percentage By Parent				50.00%
Dominion Energy Gas Holdings, LLC | Iroquois
Business Acquisition And Dispositions [Line Items]
Minority Interest Ownership Percentage By Parent				25.93%
Dominion Energy Gas Holdings, LLC | Cove Point
Business Acquisition And Dispositions [Line Items]
Minority Interest Ownership Percentage By Noncontrolling Owners				25.00%
SCANA
Business Acquisition And Dispositions [Line Items]
Stock issued during period for acquisition, shares		95,600,000
Stock issued during period for acquisition, value		$ 6,800
Common stock agreed to be issued, percentage		0.669%
Total outstanding debt		$ 6,900				13,083
Business combination, refund to customers		$ 2,000
Period to provide refund to customer		20 years	20 years	11 years
Regulatory Liabilities			$ 1,100	$ 1,000
Regulatory liabilities-current			67	137
Refund Liability to electric service customers			1,000
Reduction in operating revenue				(1,000)
Net income				$ (756)
Business combination cost related to exclusion from rate recovery		$ 2,400
Remaining regulatory asset		2,800				$ 3,940	[2]
Remaining regulatory asset current		138
Other Commitment, Fiscal Year Maturity [Abstract]
Charitable contributions, annual committed increase for next five years	$ 1
SCANA | Minimum
Other Commitment, Fiscal Year Maturity [Abstract]
Charitable contributions, period committed for annual increase	5 years
SCANA | Toshiba Corporation
Business Acquisition And Dispositions [Line Items]
Cash consideration			$ 1,100
SCANA | Columbia Energy
Business Acquisition And Dispositions [Line Items]
Business combination cost related to exclusion from rate recovery		$ 180

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Includes $264 million of certain income tax-related regulatory assets associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. See Note 5 for additional information.